Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Liabilities [Abstract]
Schedule of other current liabilities
	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Commissions	15,967	7,965
Government institutions and income tax payable	11,566	752
Accrued employee compensation and other related benefits	10,923	9,698
Advances from customers and deferred revenues	10,837	6,155
Accrued warranty costs (1)	3,265	2,328
Accrued expenses	2,561	2,570
Operating lease obligations (See Note 2(U))	1,018	736

	56,137	30,204

(1)	Changes in the accrued warranty costs are as follows:

Schedule of changes in product warranty obligation
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)

Beginning of year	2,328	1,723	1,714
Accruals	6,333	3,667	3,170
Usage	(5,396)	(3,062)	(3,161)

Balance at end of year	3,265	2,328	1,723